Note 7 - Commitments and Contingencies - Summary of Right-of-Use Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Finance lease right-of-use assets, net	$ 141	$ 152	$ 177
Operating lease right-of-use assets, net	284	363	700
Office Equipment [Member]
Finance lease right-of-use assets, net	141	152	177
Operating lease right-of-use assets, net		0	47
Building [Member]
Operating lease right-of-use assets, net	$ 284	$ 363	$ 653